PROPERTY AND EQUIPMENT, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		83 Months Ended	86 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation, Total	$ 8	$ 4	$ 24	$ 13	$ 88	$ 96